9. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	R$ 3,925.3	R$ 3,095.8
( - ) Adjustment to present value	(13.7)	(16.3)
( - ) Allowance for doubtful accounts	(467.6)	(406.5)
Current [Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	3,272.1	2,389.9
01 to 60 days [Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	364.3	393.8
61 to 90 days [Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	98.9	42.0
91 to 120 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	33.7	25.3
121 to 180 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	74.6	72.3
181 to 360 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	170.8	157.2
More than 361 days
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Trade Receivables	R$ 392.2	R$ 438.1